UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

October 31, 2016

ALSF-QTLY-1216
1.797936.113

Investments October 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.3%
Auto Components - 1.9%
Delphi Automotive PLC	303,200	$19,729
Tenneco, Inc. (a)	630,300	34,711
		54,440
Automobiles - 2.2%
General Motors Co.	1,780,463	56,263
General Motors Co. warrants 7/10/19 (a)	395,121	5,413
		61,676
Diversified Consumer Services - 1.6%
Service Corp. International	1,728,967	44,262
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	459,756	17,117
Extended Stay America, Inc. unit	2,131,500	30,480
Red Rock Resorts, Inc. (b)	4,632	101
U.S. Foods Holding Corp.	1,246,300	28,166
		75,864
Household Durables - 4.1%
Lennar Corp. Class A	576,600	24,038
Newell Brands, Inc.	1,497,553	71,912
Whirlpool Corp.	136,700	20,480
		116,430
Internet & Direct Marketing Retail - 1.1%
Liberty Interactive Corp. QVC Group Series A (a)	1,608,300	29,737
Media - 6.7%
Charter Communications, Inc. Class A (a)	113,200	28,288
Cinemark Holdings, Inc.	1,671,255	66,516
Comcast Corp. Class A	916,966	56,687
DISH Network Corp. Class A (a)	289,200	16,936
Gray Television, Inc. (a)	1,383,763	12,315
Nexstar Broadcasting Group, Inc. Class A (c)	172,002	8,394
		189,136
Specialty Retail - 3.0%
AutoZone, Inc. (a)	60,200	44,678
L Brands, Inc.	410,000	29,598
Sally Beauty Holdings, Inc. (a)	447,100	11,598
		85,874

TOTAL CONSUMER DISCRETIONARY		657,419

CONSUMER STAPLES - 2.7%
Food Products - 1.2%
Darling International, Inc. (a)	2,452,617	33,356
Household Products - 1.2%
Spectrum Brands Holdings, Inc. (c)	243,200	32,890
Personal Products - 0.3%
Revlon, Inc. (a)	287,062	9,760

TOTAL CONSUMER STAPLES		76,006

ENERGY - 7.1%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc.	614,900	34,065
Halliburton Co.	943,707	43,411
SAExploration Holdings, Inc. (b)	369,702	3,035
		80,511
Oil, Gas & Consumable Fuels - 4.3%
Cheniere Energy, Inc. (a)	699,400	26,367
Continental Resources, Inc. (a)(c)	1,104,726	54,032
Extraction Oil & Gas, Inc.	29,697	634
QEP Resources, Inc.	795,900	12,790
SM Energy Co.	496,100	16,684
Whiting Petroleum Corp. (a)(c)	1,326,818	10,933
		121,440

TOTAL ENERGY		201,951

FINANCIALS - 8.6%
Banks - 8.6%
Bank of America Corp.	2,912,801	48,061
CIT Group, Inc.	414,390	15,055
Citigroup, Inc.	882,653	43,382
Huntington Bancshares, Inc.	4,566,320	48,403
Regions Financial Corp.	2,636,720	28,239
SunTrust Banks, Inc.	646,300	29,232
Wells Fargo & Co.	652,300	30,012
		242,384
HEALTH CARE - 13.5%
Health Care Equipment & Supplies - 4.7%
Boston Scientific Corp. (a)	4,476,944	98,496
Medtronic PLC	273,726	22,451
Zimmer Biomet Holdings, Inc.	112,200	11,826
		132,773
Health Care Providers & Services - 3.9%
HCA Holdings, Inc. (a)	512,921	39,254
Tenet Healthcare Corp. (a)	1,596,763	31,472
Universal Health Services, Inc. Class B	317,795	38,361
		109,087
Life Sciences Tools & Services - 1.1%
PRA Health Sciences, Inc. (a)	574,700	30,586
Pharmaceuticals - 3.8%
Allergan PLC (a)	312,300	65,252
Jazz Pharmaceuticals PLC (a)	250,100	27,378
Teva Pharmaceutical Industries Ltd. sponsored ADR	327,600	14,002
		106,632

TOTAL HEALTH CARE		379,078

INDUSTRIALS - 12.1%
Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc.	196,360	31,685
Textron, Inc.	497,300	19,932
		51,617
Airlines - 3.5%
American Airlines Group, Inc.	791,900	32,151
Delta Air Lines, Inc.	1,605,920	67,079
		99,230
Building Products - 0.5%
Allegion PLC	201,992	12,895
Commercial Services & Supplies - 1.6%
Deluxe Corp.	380,287	23,274
KAR Auction Services, Inc.	536,800	22,857
		46,131
Machinery - 1.4%
Ingersoll-Rand PLC	605,977	40,776
Marine - 0.0%
Genco Shipping & Trading Ltd. (a)	662	4
Trading Companies & Distributors - 3.3%
AerCap Holdings NV (a)	1,110,800	45,665
HD Supply Holdings, Inc. (a)	965,900	31,875
Herc Holdings, Inc. (a)	130,513	3,927
United Rentals, Inc. (a)	133,600	10,108
		91,575

TOTAL INDUSTRIALS		342,228

INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment & Components - 3.4%
Avnet, Inc.	489,587	20,538
Belden, Inc.	455,836	29,543
CDW Corp.	683,500	30,696
Dell Technologies, Inc. (a)	314,871	15,457
		96,234
Internet Software & Services - 4.2%
Alphabet, Inc. Class C (a)	98,700	77,434
Facebook, Inc. Class A (a)	235,800	30,887
VeriSign, Inc. (a)	133,800	11,242
		119,563
Semiconductors & Semiconductor Equipment - 8.7%
Broadcom Ltd.	272,300	46,367
Intersil Corp. Class A	1,177,013	25,988
Micron Technology, Inc. (a)	2,753,055	47,242
NXP Semiconductors NV (a)	693,705	69,371
ON Semiconductor Corp. (a)	1,396,200	16,294
Qorvo, Inc. (a)	697,400	38,810
		244,072

TOTAL INFORMATION TECHNOLOGY		459,869

MATERIALS - 7.9%
Chemicals - 2.7%
Ingevity Corp. (a)	414,950	17,179
LyondellBasell Industries NV Class A	689,090	54,817
Phosphate Holdings, Inc. (a)	192,500	1
Platform Specialty Products Corp. (a)	634,156	4,623
		76,620
Containers & Packaging - 3.4%
Graphic Packaging Holding Co.	2,104,700	26,309
Sealed Air Corp.	378,366	17,265
WestRock Co.	1,122,436	51,845
		95,419
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	1,411,600	15,782
Ormet Corp. (a)	150,000	0
		15,782
Paper & Forest Products - 1.2%
Kapstone Paper & Packaging Corp.	914,800	16,594
Neenah Paper, Inc.	231,700	18,513
		35,107

TOTAL MATERIALS		222,928

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Gaming & Leisure Properties	812,726	26,682
UTILITIES - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Calpine Corp. (a)	1,124,600	13,383
Dynegy, Inc. (a)	330,162	3,516
		16,899
TOTAL COMMON STOCKS
(Cost $1,986,785)		2,625,444
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.4%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp. 8% 12/15/22 (b)	7,320	7,425
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
EIG Investors Corp. 10.875% 2/1/24 (b)	2,605	2,397
TOTAL NONCONVERTIBLE BONDS
(Cost $7,271)		9,822

Preferred Securities - 0.8%
FINANCIALS - 0.8%
Banks - 0.8%
Royal Bank of Scotland Group PLC 8.625%(d)(e)
(Cost $21,078)	21,300	21,406
	Shares	Value (000s)

Money Market Funds - 6.9%
Fidelity Cash Central Fund, 0.41% (f)	143,861,704	143,905
Fidelity Securities Lending Cash Central Fund 0.48% (f)(g)	50,719,894	50,730
TOTAL MONEY MARKET FUNDS
(Cost $194,614)		194,635
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $2,209,748)		2,851,307
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(32,691)
NET ASSETS - 100%		$2,818,616

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,958,000 or 0.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$87
Fidelity Securities Lending Cash Central Fund	43
Total	$130

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$657,419	$657,419	$--	$--
Consumer Staples	76,006	76,006	--	--
Energy	201,951	201,951	--	--
Financials	242,384	242,384	--	--
Health Care	379,078	379,078	--	--
Industrials	342,228	342,228	--	--
Information Technology	459,869	459,869	--	--
Materials	222,928	222,927	1	--
Real Estate	26,682	26,682	--	--
Utilities	16,899	16,899	--	--
Corporate Bonds	9,822	--	9,822	--
Preferred Securities	21,406	--	21,406	--
Money Market Funds	194,635	194,635	--	--
Total Investments in Securities:	$2,851,307	$2,820,078	$31,229	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2016, the cost of investment securities for income tax purposes was $2,209,644,000. Net unrealized appreciation aggregated $641,663,000, of which $758,814,000 related to appreciated investment securities and $117,151,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 29, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2016